Related party transactions	6 Months Ended
Jun. 30, 2024
Disclosure of transactions between related parties [abstract]
Related party transactions	Related party transactions
The Group enters into transactions with its associate undertakings. The Group has continuing transactions with Compas and Kantar, including sales, purchases, the provision of IT services, subleases and property-related items.
In the period ended 30 June 2024, revenue of £202 million (30 June 2023: £112 million) was reported in relation to Compas, an associate in the USA, and revenue of £5 million (30 June 2023: £7 million) was reported in relation to Kantar.
The following amounts were outstanding at 30 June 2024:

	30 June 2024	31 December 2023
	£m	£m
Amounts owed by related parties	83	74

Amounts owed to related parties	(63)	(75)
There are no material provisions for doubtful debts relating to these balances and no material expense has been recognised in the income statement in relation to bad or doubtful debts for the period ended 30 June 2024.